PROVISIONS - Asset Retirement Obligations (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 350.4
Balance, end of the year	379.4	$ 350.4
Less current portion	(4.8)	(9.0)
Non-current portion	374.6	341.4
Outstanding borrowing amount	0.4	0.4
Essakane S.A.
Reconciliation of changes in other provisions [abstract]
Collateral, restricted cash guaranteeing asset retirement obligations	28.1	23.9
Doyon division including the Westwood mine
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	116.5	98.6	$ 151.0	$ 134.6
Côté Gold Project
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	36.9	35.1	$ 47.9	$ 47.9
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	327.6	292.8
Revision of estimated cash flows and discount rates: Capitalized in property, plant and equipment	21.5	30.1
Revision of estimated cash flows and discount rates: Changes in asset retirement obligations at closed sites	21.0	7.3
Accretion expense	0.7	1.2
Disbursements	(2.4)	(4.0)
Other Provisions, Other Changes	0.0	0.2
Balance, end of the year	368.4	327.6
Less current portion	(4.8)	(7.8)
Non-current portion	$ 363.6	$ 319.8